Auditor Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Reitar Logtech Holdings Limited and its subsidiaries (collectively the “Company”) as of March 31, 2025 and 2026 and the related consolidated statements of income and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended March 31, 2025 and 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2026, and the results of its operations and its cash flows for year ended March 31, 2025 and 2026, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).